BASIS OF PREPARATION (Tables)	12 Months Ended
Mar. 31, 2022
BASIS OF PREPARATION
Summary of ownership interest in subsidiaries

Subsidiary	Jurisdiction	Functional Currency	% Ownership
Field Trip Psychedelics Inc.	Ontario, Canada	Canadian Dollars	100%
Field Trip Health Canada Inc.	Ontario, Canada	Canadian Dollars	100%
Field Trip Health USA Inc.	Delaware, USA	United States Dollars	100%
Field Trip Health Holdings Inc	Ontario, Canada	Canadian Dollars	100%
Field Trip Health B.V.	Netherlands	Euros	100%
Field Trip Digital Canada Inc	Ontario, Canada	Canadian Dollars	100%
Field Trip Digital USA Inc	Delaware, USA	United States Dollars	100%
Field Trip Digital LLC	Delaware, USA	United States Dollars	100%
Field Trip Natural Products Limited	Kingston, Jamaica	United States Dollars	100%
Field Trip Discovery Inc	Ontario, Canada	Canadian Dollars	100%
Field Trip Discovery USA Inc	Delaware, USA	United States Dollars	100%
Field Trip Discovery Australia Pty Ltd	New South Wales, Australia	Australian Dollars	100%
Field Trip Training USA Inc	Delaware, USA	United States Dollars	100%
Field Trip At Home Inc	Delaware, USA	United States Dollars	100%